Income Taxes (Components of Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current:
Domestic	¥ 116,695	¥ 130,573	¥ 130,164
Foreign	49,871	47,020	68,512
Total current tax expense	166,566	177,593	198,676
Deferred:
Domestic	(162,475)	58,078	(99,831)
Foreign	5,244	1,933	(7,601)
Total deferred tax expense (benefit)	(157,231)	60,011	(107,432)
Income tax expense	¥ 9,335	¥ 237,604	¥ 91,244